Cover Page	Dec. 31, 2022	Dec. 30, 2022
Cover [Abstract]
Document Period End Date		Dec. 30, 2022
Document Type		8-K
Entity Registrant Name		Horizon Global Corp
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37427
Entity Tax Identification Number		47-3574483
Entity Address, Address Line One		47912 Halyard Drive
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Plymouth
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48170
City Area Code		734
Local Phone Number		656-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		HZN
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001637655
Current Fiscal Year End Date	--12-31